Credit Risk - Disclosure of Homes Portfolios of Particular Interest by Forbearance Balances (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Mortgages
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 551	£ 563
Net modification loss	2	2
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	339	260
Retail & Business Banking, Unsecured Lending
Disclosure of credit risk exposure [line items]
Amortised cost before modification	31	23
Net modification loss	16	24
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	1	3
Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Amortised cost before modification	18	14
Net modification loss	12	18
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	1	2
Retail & Business Banking, Unsecured Lending | Overdrafts
Disclosure of credit risk exposure [line items]
Amortised cost before modification	13	9
Net modification loss	4	6
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	0	1
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	£ 10	£ 15